CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Share capital	Capital reserve	Share premium	Statutory surplus reserve	Discretionary surplus reserve	Other reserves	Retained earnings	Total equity attributable to owners of the Company	Non-controlling interests	Total
Change in accounting policy						¥ (12)	¥ 12
Contribution from SAMC in the Acquisition of Baling Branch of SAMC (Note 35)		¥ 905					(25)	¥ 880	¥ 739	¥ 1,619
Balance at January 1, 2018	¥ 121,071	27,231	¥ 55,850	¥ 82,682	¥ 117,000	(2,946)	326,112	727,000	127,509	854,509
Balance at beginning of year at Dec. 31, 2017	121,071	26,326	55,850	82,682	117,000	(2,934)	326,125	726,120	126,770	852,890
Net income							61,708	61,708	17,353	79,061
Other comprehensive (loss)/income (Note 12)						(7,618)		(7,618)	994	(6,624)
Total comprehensive income/(loss) for the year						(7,618)	61,708	54,090	18,347	72,437
Amounts transferred to initial carrying amount of hedged items						5,269		5,269		5,269
Contributions by and distributions to owners:
Final dividend							(48,428)	(48,428)		(48,428)
Interim dividend							(19,371)	(19,371)		(19,371)
Appropriation (Note 43 (c))				3,996			(3,996)
Distributions to non-controlling interests									(7,476)	(7,476)
Contributions to subsidiaries from non-controlling interests									2,060	2,060
Total contributions by and distributions to owners				3,996			(71,795)	(67,799)	(5,416)	(73,215)
Transaction with non-controlling interests		(12)						(12)	(299)	(311)
Total transactions with owners		(12)		3,996			(71,795)	(67,811)	(5,715)	(73,526)
Others		(431)				818	(858)	(471)	(220)	(691)
Balance at end of year at Dec. 31, 2018	121,071	26,788	55,850	86,678	117,000	(4,477)	315,167	718,077	139,921	857,998
Net income							57,493	57,493	14,590	72,083
Other comprehensive (loss)/income (Note 12)						5,415		5,415	165	5,580
Total comprehensive income/(loss) for the year						5,415	57,493	62,908	14,755	77,663
Amounts transferred to initial carrying amount of hedged items						1,038		1,038	55	1,093
Contributions by and distributions to owners:
Final dividend							(31,479)	(31,479)		(31,479)
Interim dividend							(14,529)	(14,529)		(14,529)
Appropriation (Note 43 (c))				3,745			(3,745)
Distributions to non-controlling interests									(18,989)	(18,989)
Contributions to subsidiaries from non-controlling interests									5,495	5,495
Total contributions by and distributions to owners				3,745			(49,753)	(46,008)	(13,494)	(59,502)
Transaction with non-controlling interests		2,933						2,933	(2,933)
Total transactions with owners		2,933		3,745			(49,753)	(43,075)	(16,427)	(59,502)
Others		9				(35)	24	(2)	54	52
Balance at end of year at Dec. 31, 2019	121,071	29,730	55,850	90,423	117,000	1,941	322,931	738,946	138,358	877,304
Net income							33,096	33,096	8,828	41,924
Other comprehensive (loss)/income (Note 12)						1,406	(12)	1,394	(1,079)	315
Total comprehensive income/(loss) for the year						1,406	33,084	34,490	7,749	42,239
Amounts transferred to initial carrying amount of hedged items						(47)		(47)	48	1
Contributions by and distributions to owners:
Final dividend							(23,004)	(23,004)		(23,004)
Interim dividend							(8,475)	(8,475)		(8,475)
Appropriation (Note 43 (c))				1,857			(1,857)
Distributions to non-controlling interests									(6,726)	(6,726)
Contributions to subsidiaries from non-controlling interests									3,325	3,325
Distribution to SAMC in the Acquisition of Baling Branch of SAMC (Note 35)		(972)						(972)	972
Total contributions by and distributions to owners		(972)		1,857			(33,336)	(32,451)	(2,429)	(34,880)
Transaction with non-controlling interests		(138)						(138)	13	(125)
Total transactions with owners		(1,110)		1,857			(33,336)	(32,589)	(2,416)	(35,005)
Others	0	812	0	0	0	200	(318)	694	(2,375)	(1,681)
Balance at end of year at Dec. 31, 2020	¥ 121,071	¥ 29,432	¥ 55,850	¥ 92,280	¥ 117,000	¥ 3,500	¥ 322,361	¥ 741,494	¥ 141,364	¥ 882,858